Significant accounting policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) MWh Facility	Dec. 31, 2016 USD ($)
Significant Accounting Policies [Line Items]
Restricted cash held for common shareholders		$ 1,495,774
Commonly owned, number of electric generating facilities | Facility	3
Number of power generating facilities | Facility	2
Non-regulated energy sales	$ 217,542	183,338
Interest expense on long-term debt and others	$ 155,822	99,580
Electricity generated from an eligible energy source (megawatt) | MWh	1
Long Sault and Saint-Damase Wind Powered Generating Facility | Primary Beneficiary | Power plant
Significant Accounting Policies [Line Items]
Generating assets of Long Sault	$ 67,398	64,935
Long-term debt of Long Sault	28,628	30,087
Long-term debt of Long Sault, with recourse	3,109	5,139
Non-regulated energy sales	17,508	22,013
Operating expenses and amortization	4,289	4,667
Interest expense on long-term debt and others	$ 2,755	$ 3,070
Minimum
Significant Accounting Policies [Line Items]
Ownership interest in commonly owned facilities	7.52%
Maximum
Significant Accounting Policies [Line Items]
Ownership interest in commonly owned facilities	60.00%
Power sales contracts | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	6 years
Power sales contracts | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	25 years
Interconnection agreements
Significant Accounting Policies [Line Items]
Intangible asset, useful life	40 years
Customer Relationships
Significant Accounting Policies [Line Items]
Intangible asset, useful life	40 years